FLOWTHROUGH SHARE PREMIUM LIABILITY (Details Narrative) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
FLOW THROUGH SHARE PREMIUM LIABILITY
Unspent flow-through expenditure commitments	$ 5,631,000	$ 4,197,000